Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Suppliers and contractors (Note 28)	₱ 68,051	₱ 69,099
Taxes (Note 27)	1,457	1,789
Carriers and other customers (Note 28)	1,387	1,815
Related parties (Notes 25 and 28)	602	684
Others	6,348	1,223
Accounts payable	₱ 77,845	₱ 74,610